SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities	$ 87,180
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Derivative warrant liabilities	$ 87,180